                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21861
                                  ----------------------------------------------

                      AMERICAN CENTURY GROWTH FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                  64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end:  07-31
                        --------------------------------------------------------

Date of reporting period:  10-31-2007
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LEGACY FOCUSED LARGE CAP FUND
OCTOBER 31, 2007

[american century investments logo and text logo]

LEGACY FOCUSED LARGE CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.1%
AEROSPACE & DEFENSE - 8.4%
             8,438  Lockheed Martin Corp.                           $    928,517
             5,004  Precision Castparts Corp.                            749,649
            13,765  Raytheon Company                                     875,592
                                                                 ---------------
                                                                       2,553,758
                                                                 ---------------
CAPITAL MARKETS - 3.2%
            20,248  Bank of New York
                    Mellon Corp. (The)                                   989,115
                                                                 ---------------
CHEMICALS - 4.2%
            18,600  Mosaic Co. (The)(1)                                1,298,280
                                                                 ---------------
COMMERCIAL BANKS - 3.3%
            72,380  National Bank of Greece SA ADR                     1,014,044
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 11.0%
            26,958  Juniper Networks, Inc.(1)                            970,488
            27,181  Nokia Oyj ADR                                      1,079,629
            10,577  Research In Motion Ltd.(1)                         1,316,942
                                                                 ---------------
                                                                       3,367,059
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.1%
            18,098  Hewlett-Packard Co.                                  935,305
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.2%
             1,464  CME Group Inc.                                       975,390
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.4%
            34,449  ABB Ltd. ADR                                       1,041,049
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 6.0%
            13,851  National Oilwell Varco, Inc.(1)                    1,014,447
             6,945  Transocean Inc.(1)                                   829,025
                                                                 ---------------
                                                                       1,843,472
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.3%
            15,871  Express Scripts, Inc.(1)                           1,001,460
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.1%
             5,887  Wynn Resorts Ltd.                                    950,338
                                                                 ---------------

LEGACY FOCUSED LARGE CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES / PRINCIPAL AMOUNT                                              VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 3.3%
             9,434  Garmin Ltd.                                        1,013,212
                                                                 ---------------
IT SERVICES - 2.3%
             5,948  International Business
                    Machines Corp.                                       690,682
                                                                 ---------------
MACHINERY - 5.3%
             5,846  Cummins Inc.                                         701,286
             5,946  Deere & Co.                                          921,036
                                                                 ---------------
                                                                       1,622,322
                                                                 ---------------
METALS & MINING - 14.6%
             8,962  ArcelorMittal New York Shares                        716,512
            33,220  Cia Vale do Rio Doce ADR                           1,251,729
             8,963  Freeport-McMoRan Copper &
                    Gold, Inc.                                         1,054,766
            10,327  Southern Copper Corp.                              1,442,681
                                                                 ---------------
                                                                       4,465,688
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.0%
             7,144  ConocoPhillips                                       606,954
                                                                 ---------------
PHARMACEUTICALS - 2.3%
             9,157  Shire plc ADR                                        688,149
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.9%
            25,064  NVIDIA Corp.(1)                                      886,764
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 10.2%
             9,603  Mobile TeleSystems ADR                               797,049
            42,370  Turkcell Iletisim Hizmetleri
                    AS ADR                                             1,018,575
            39,227  Vimpel-Communications ADR                          1,297,237
                                                                 ---------------
                                                                       3,112,861
                                                                 ---------------
TOTAL COMMON STOCKS                                                   29,055,902
(Cost $23,049,651)                                               ---------------

TEMPORARY CASH INVESTMENTS - 5.2%
        $1,600,000  FHLB Discount Notes,
                    4.40%, 11/1/07(2)                                  1,600,000
(Cost $1,600,000)                                                ---------------

LEGACY FOCUSED LARGE CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.3%                                  30,655,902
(Cost $24,649,651)                                               ---------------

OTHER ASSETS AND LIABILITIES - (0.3)%                                   (78,703)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 30,577,199
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

LEGACY FOCUSED LARGE CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $24,649,990
                                                                 ===============
Gross tax appreciation of investments                               $ 6,038,709
Gross tax depreciation of investments                                   (32,797)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 6,005,912
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LEGACY LARGE CAP FUND
OCTOBER 31, 2007

[american century investments logo and text logo]

LEGACY LARGE CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.5%
AEROSPACE & DEFENSE - 3.4%
             1,568  Lockheed Martin Corp.                           $    172,543
             2,842  Raytheon Company                                     180,779
                                                                 ---------------
                                                                         353,322
                                                                 ---------------
BEVERAGES - 1.7%
             2,892  Coca-Cola Company (The)                              178,610
                                                                 ---------------
BIOTECHNOLOGY - 1.6%
             2,507  Celgene Corp.(1)                                     165,462
                                                                 ---------------
CAPITAL MARKETS - 5.7%
             4,269  Bank of New York Mellon Corp.
                    (The)                                                208,540
               791  Goldman Sachs Group, Inc. (The)                      196,105
             6,291  INVESCO plc ADR                                      192,882
                                                                 ---------------
                                                                         597,527
                                                                 ---------------
COMMERCIAL BANKS - 1.9%
            13,936  National Bank of Greece SA ADR                       195,243
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 7.4%
             5,364  Juniper Networks, Inc.(1)                            193,104
             4,906  Nokia Oyj ADR                                        194,866
             3,141  Research In Motion Ltd.(1)                           391,086
                                                                 ---------------
                                                                         779,056
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.1%
             5,812  Dell Inc.(1)                                         177,847
            10,107  EMC Corp.(1)                                         256,617
                                                                 ---------------
                                                                         434,464
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.6%
             4,239  AT&T Inc.                                            177,148
            10,526  Koninklijke KPN N.V. ADR                             198,941
                                                                 ---------------
                                                                         376,089
                                                                 ---------------
ELECTRIC UTILITIES - 1.7%
             3,780  American Electric Power                              182,234
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.5%
             6,667  ABB Ltd. ADR                                         201,477

LEGACY LARGE CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             3,208  Emerson Electric Co.                                 167,682
                                                                 ---------------
                                                                         369,159
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.1%
            10,057  AU Optronics Corp. ADR                               218,539
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.9%
             1,663  Transocean Inc.(1)                                   198,512
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.5%
             4,351  CVS/Caremark Corp.                                   181,741
             6,244  Kroger Co. (The)                                     183,511
                                                                 ---------------
                                                                         365,252
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
             1,046  Alcon, Inc.                                          159,212
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.9%
             3,200  Aetna Inc.                                           179,744
             3,265  Express Scripts, Inc.(1)                             206,021
             1,702  Humana Inc.(1)                                       127,565
                                                                 ---------------
                                                                         513,330
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.7%
             2,975  McDonald's Corporation                               177,608
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.7%
             2,354  Colgate-Palmolive Co.                                179,540
                                                                 ---------------
INSURANCE - 1.7%
             2,664  MetLife, Inc.                                        183,416
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.6%
             4,760  eBay Inc.(1)                                         171,836
                                                                 ---------------
IT SERVICES - 1.6%
             1,446  International Business
                    Machines Corp.                                       167,910
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.6%
             2,878  Thermo Fisher Scientific Inc.(1)                     169,255
                                                                 ---------------
METALS & MINING - 13.8%
             3,442  ArcelorMittal New York Shares                        275,188
            10,582  Cia Vale do Rio Doce ADR                             398,730

LEGACY LARGE CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES / PRINCIPAL AMOUNT                                              VALUE
--------------------------------------------------------------------------------
             1,914  Freeport-McMoRan Copper &
                    Gold, Inc.                                           225,240
             2,512  Southern Copper Corp.                                350,926
             1,803  United States Steel Corp.                            194,544
                                                                 ---------------
                                                                       1,444,628
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 12.7%
             3,295  Anadarko Petroleum Corp.                             194,471
             1,863  Apache Corp.                                         193,398
             4,613  Chesapeake Energy Corp.                              182,121
             2,123  Devon Energy Corporation                             198,288
             2,437  ENI SpA ADR                                          178,096
             2,634  Hess Corp.                                           188,621
             5,171  Repsol YPF, SA ADR                                   203,944
                                                                 ---------------
                                                                       1,338,939
                                                                 ---------------
PHARMACEUTICALS - 1.7%
             2,572  Allergan, Inc.                                       173,816
                                                                 ---------------
SOFTWARE - 3.4%
             3,686  Adobe Systems Inc.(1)                                176,559
             7,928  Oracle Corp.(1)                                      175,764
                                                                 ---------------
                                                                         352,323
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.6%
             2,600  NIKE, Inc. Cl B                                      172,276
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 5.9%
             9,394  Turkcell Iletisim Hizmetleri
                    AS ADR                                               225,832
            11,931  Vimpel-Communications ADR                            394,558
                                                                 ---------------
                                                                         620,390
                                                                 ---------------
TOTAL COMMON STOCKS                                                   10,237,948
(Cost $8,016,586)                                                ---------------

TEMPORARY CASH INVESTMENTS - 3.8%
          $400,000  FHLB Discount Notes,
                    4.40%, 11/1/07(2)                                    400,000
(Cost $400,000)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 101.3%                                  10,637,948
(Cost $8,416,586)                                                ---------------

OTHER ASSETS AND LIABILITIES - (1.3)%                                  (131,467)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 10,506,481
                                                                 ===============

LEGACY LARGE CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

LEGACY LARGE CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 8,416,586
                                                                 ===============
Gross tax appreciation of investments                               $ 2,238,836
Gross tax depreciation of investments                                   (17,474)
                                                                 ---------------
 Net tax appreciation (depreciation) of investments                 $ 2,221,362
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LEGACY MULTI CAP FUND
OCTOBER 31, 2007

[american century investments logo and text logo]

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
AEROSPACE & DEFENSE - 3.4%
            11,399  EDO Corp.                                       $    661,142
             3,686  Precision Castparts Corp.                            552,200
             6,344  Raytheon Company                                     403,542
                                                                 ---------------
                                                                       1,616,884
                                                                 ---------------
AUTO COMPONENTS - 2.0%
             4,618  BorgWarner, Inc.                                     488,168
            11,539  Drew Industries Inc.(1)                              456,714
                                                                 ---------------
                                                                         944,882
                                                                 ---------------
BIOTECHNOLOGY - 5.2%
             7,760  Alexion Pharmaceuticals Inc.(1)                      593,640
             8,559  Gilead Sciences, Inc.(1)                             395,340
             9,428  Myriad Genetics Inc.(1)                              521,934
            23,501  Regeneron
                    Pharmaceuticals Inc.(1)                              517,022
           128,852  XOMA Ltd.(1)                                         472,887
                                                                 ---------------
                                                                       2,500,823
                                                                 ---------------
BUILDING PRODUCTS - 0.8%
            10,186  Lennox International Inc.                            363,640
                                                                 ---------------
CAPITAL MARKETS - 5.0%
            21,084  American Physicians
                    Service Group, Inc.                                  418,728
            10,035  Bank of New York
                    Mellon Corp. (The)                                   490,210
             2,463  BlackRock, Inc.                                      509,718
            11,559  Federated Investors Inc. Cl B                        497,037
            16,392  optionsXpress Holdings, Inc.                         487,826
                                                                 ---------------
                                                                       2,403,519
                                                                 ---------------
CHEMICALS - 4.0%
             8,146  Airgas Inc.                                          411,129
             8,408  Mosaic Co. (The)(1)                                  586,878
            12,723  Penford Corp.                                        448,740
             5,341  Praxair, Inc.                                        456,549
                                                                 ---------------
                                                                       1,903,296
                                                                 ---------------
COMMERCIAL BANKS - 1.0%
            35,402  National Bank of Greece SA ADR                       495,982
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 8.1%
            17,951  Aruba Networks, Inc.(1)                              342,685
            10,336  Ciena Corp.(1)                                       494,681
             8,164  Comtech Telecommunications
                    Corp.(1)                                             442,897
            29,336  Globecomm Systems Inc.(1)                            452,948
            41,832  Harmonic Inc.(1)                                     515,369

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            11,378  Juniper Networks, Inc.(1)                            409,608
            13,971  Plantronics, Inc.                                    382,107
             6,834  Research In Motion Ltd.(1)                           850,901
                                                                 ---------------
                                                                       3,891,196
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.1%
            19,791  Novatel Wireless, Inc.(1)                            514,566
             9,193  Synaptics Inc.(1)                                    499,640
                                                                 ---------------
                                                                       1,014,206
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.5%
             4,950  Foster Wheeler Ltd.(1)                               733,838
                                                                 ---------------
DISTRIBUTORS - 1.0%
            10,157  DXP Enterprises Inc.(1)                              481,645
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.9%
             2,376  Strayer Education, Inc.                              443,029
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.9%
             9,090  AT&T Inc.                                            379,871
            10,657  PT Indosat Tbk ADR                                   514,200
                                                                 ---------------
                                                                         894,071
                                                                 ---------------
ELECTRIC UTILITIES - 1.0%
             9,953  American Electric Power                              479,834
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.1%
            17,142  ABB Ltd. ADR                                         518,031
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 6.3%
            79,523  ADDvantage Technologies
                    Group, Inc.(1)                                       708,550
            22,416  AU Optronics Corp. ADR                               487,100
            29,666  Brightpoint Inc.(1)                                  480,589
            10,587  Dolby Laboratories Inc. Cl A(1)                      438,937
            17,015  LG.Philips LCD Co., Ltd. ADR(1)                      460,256
            34,159  TTM Technologies, Inc.(1)                            438,260
                                                                 ---------------
                                                                       3,013,692
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.0%
             3,927  Transocean Inc.(1)                                   468,766
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.9%
             9,874  CVS/Caremark Corp.                                   412,437
                                                                 ---------------

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS - 2.0%
             4,130  Bunge Ltd.                                           475,735
             4,030  Wimm-Bill-Dann Foods OJSC ADR                        482,592
                                                                 ---------------
                                                                         958,327
                                                                 ---------------
GAS UTILITIES - 0.9%
             7,080  Energen Corp.                                        453,120
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
            11,462  Cynosure Inc. Cl A(1)                                435,671
             9,884  DENTSPLY International Inc.                          409,988
                                                                 ---------------
                                                                         845,659
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.3%
            14,608  American Dental Partners Inc.(1)                     362,132
             7,522  CIGNA Corp.                                          394,830
             6,783  Coventry Health Care Inc.(1)                         409,083
             5,323  Humana Inc.(1)                                       398,959
                                                                 ---------------
                                                                       1,565,004
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 4.1%
            13,020  Home Inns & Hotels
                    Management Inc. ADR(1)                               573,271
            24,514  Melco PBL Entertainment
                    (Macau) Ltd. ADR(1)                                  389,773
            11,170  Royal Caribbean Cruises Ltd.                         478,969
             3,364  Wynn Resorts Ltd.                                    543,050
                                                                 ---------------
                                                                       1,985,063
                                                                 ---------------
HOUSEHOLD DURABLES - 1.3%
             5,790  Garmin Ltd.                                          621,846
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.5%
            11,998  McDermott International, Inc.(1)                     732,598
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.9%
             4,727  Amazon.com, Inc.(1)                                  421,412
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.8%
            11,401  China Finance Online Co. Ltd.
                    ADR(1)                                               396,755
                                                                 ---------------
IT SERVICES - 1.7%
             3,413  International Business
                    Machines Corp.                                       396,318
            11,010  Mantech International Corp.
                    Cl A(1)                                              437,757
                                                                 ---------------
                                                                         834,075
                                                                 ---------------

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES - 1.9%
             9,633  Illumina, Inc.(1)                                    540,892
             6,571  Thermo Fisher Scientific Inc.(1)                     386,441
                                                                 ---------------
                                                                         927,333
                                                                 ---------------
MACHINERY - 3.2%
             3,133  Cummins Inc.                                         375,835
             2,845  Deere & Co.                                          440,691
             6,917  Illinois Tool Works Inc.                             396,067
             5,837  Oshkosh Truck Corp.                                  316,365
                                                                 ---------------
                                                                       1,528,958
                                                                 ---------------
MARINE - 5.4%
            15,095  Diana Shipping Inc.                                  646,066
            11,446  DryShips Inc.                                      1,349,026
            21,137  Quintana Maritime Ltd.                               590,779
                                                                 ---------------
                                                                       2,585,871
                                                                 ---------------
MEDIA - 1.6%
            11,472  DreamWorks Animation
                    SKG Inc.(1)                                          373,528
             9,378  John Wiley & Sons Inc. Cl A                          412,445
                                                                 ---------------
                                                                         785,973
                                                                 ---------------
METALS & MINING - 3.5%
             5,852  ArcelorMittal New York Shares                        467,867
            18,048  Cia Vale do Rio Doce ADR                             680,050
             4,486  Freeport-McMoRan Copper &
                    Gold, Inc.                                           527,912
                                                                 ---------------
                                                                       1,675,829
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.9%
             4,582  Apache Corp.                                         475,658
             9,452  Frontier Oil Corp.                                   432,807
             6,412  Hess Corp.                                           459,163
                                                                 ---------------
                                                                       1,367,628
                                                                 ---------------
PERSONAL PRODUCTS - 0.9%
             5,576  Chattem, Inc.(1)                                     414,297
                                                                 ---------------
PHARMACEUTICALS - 1.7%
             6,500  Allergan, Inc.                                       439,270
             5,143  Shire plc ADR                                        386,496
                                                                 ---------------
                                                                         825,766
                                                                 ---------------

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES / PRINCIPAL AMOUNT                                              VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 0.9%
            24,923  Annaly Capital Management Inc.                       425,934
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.5%
            14,796  Microsemi Corp.(1)                                   393,722
            13,514  National Semiconductor Corp.                         339,742
            20,318  OmniVision Technologies, Inc.(1)                     450,043
                                                                 ---------------
                                                                       1,183,507
                                                                 ---------------
SOFTWARE - 2.7%
             9,157  Adobe Systems Inc.(1)                                438,620
            12,033  Ansys, Inc.(1)                                       467,001
            15,428  Check Point Software
                    Technologies Ltd.(1)                                 389,711
                                                                 ---------------
                                                                       1,295,332
                                                                 ---------------
SPECIALTY RETAIL - 2.5%
             8,284  Guess?, Inc.                                         425,714
             5,766  Sherwin-Williams Co.                                 368,563
            14,404  TJX Companies, Inc. (The)                            416,708
                                                                 ---------------
                                                                       1,210,985
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.2%
             4,150  Deckers Outdoor Corp.(1)                             580,129
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 3.0%
             6,050  America Movil, SAB de CV ADR                         395,610
             6,316  Mobile TeleSystems ADR                               524,228
            21,160  Turkcell Iletisim Hizmetleri
                    AS ADR                                               508,686
                                                                 ---------------
                                                                       1,428,524
                                                                 ---------------
TOTAL COMMON STOCKS                                                   47,629,696
(Cost $38,099,811)                                               ---------------

TEMPORARY CASH INVESTMENTS - 2.5%
        $1,200,000  FHLB Discount Notes,
                    4.40%, 11/1/07(2)                                  1,200,000
(Cost $1,200,000)                                                ---------------

TOTAL INVESTMENT SECURITIES - 101.9%                                  48,829,696
(Cost $39,299,811)                                               ---------------

OTHER ASSETS AND LIABILITIES - (1.9)%                                  (923,381)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 47,906,315
                                                                 ===============

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 39,299,811
                                                                 ===============
Gross tax appreciation of investments                              $  9,904,129
Gross tax depreciation of investments                                  (374,244)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  9,529,885
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY GROWTH FUNDS, INC.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    December 21, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    December 21, 2007

By:   /s/ Robert J. Leach
      -------------------------------------------
      Name:  Robert J. Leach
      Title: Vice President, Treasurer, and
             Chief Financial Officer
             (principal financial officer)

Date:    December 21, 2007